Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Inventory [Line Items]
Products	¥ 650,271		¥ 375,024
Packing materials and others	77		7,004
Inventories	650,348		382,028	[1]		$ 94,589
Write-downs	¥ 38,725	$ 5,632	¥ 42,313		¥ 38,759

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.